MONEY MARKET PORTFOLIO --
                                  RETAIL SHARES

                            SUPPLEMENT TO PROSPECTUS
                             DATED SEPTEMBER 1, 1999

                             -----------------------

                     The Retail Shares of the Money Market
                       Portfolio has changed its name to
                      Premium Reserve Money Market Shares.














December 29, 1999